UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Value Discovery Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the
		fund’s investments over the past six
		months.
Investments	6	A complete list of the fund’s
		investments with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net
		assets, as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of Investment	28
Advisory Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Actual	$1,000.00	$1,138.30	$5.34
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund’s annualized expense ratio of .99%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	2.7	1.3
Halliburton Co.	2.1	2.9
JPMorgan Chase & Co.	2.0	0.0
BJ Services Co.	1.9	0.0
Smith International, Inc.	1.9	2.2
Altria Group, Inc.	1.7	1.2
American International Group, Inc.	1.6	2.0
Pfizer, Inc.	1.3	0.7
Fluor Corp.	1.3	2.0
Equity Lifestyle Properties, Inc.	1.2	1.3
	17.7
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	21.5	17.4
Financials	19.3	13.9
Energy	13.8	16.6
Health Care	11.6	7.9
Industrials	8.6	10.1

5 Semiannual Report

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.7%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 8.3%
Auto Components 0.0%
American Axle & Manufacturing Holdings, Inc.	7,970	$ 148,162
Automobiles – 0.1%
National R.V. Holdings, Inc. (a)	43,691	261,709
Diversified Consumer Services – 0.0%
Service Corp. International (SCI)	10,300	84,254
Hotels, Restaurants & Leisure 2.1%
Accor SA	10,900	653,463
Applebee’s International, Inc.	28,300	678,351
Boyd Gaming Corp.	15,100	682,520
Buffalo Wild Wings, Inc. (a)	12,842	406,963
Carnival Corp. unit	20,700	1,071,432
Gaylord Entertainment Co. (a)	26,400	1,135,200
Greek Organization of Football Prognostics SA	8,800	330,892
Outback Steakhouse, Inc.	25,400	1,174,242
Red Robin Gourmet Burgers, Inc. (a)	19,000	754,110
Royal Caribbean Cruises Ltd.	26,100	1,067,490
Ruth’s Chris Steak House, Inc.	300	6,345
		7,961,008
Household Durables – 0.7%
Champion Enterprises, Inc. (a)	96,600	1,324,386
Cyrela Brazil Realty SA	41,000	611,664
Garmin Ltd.	10,200	634,542
		2,570,592
Internet & Catalog Retail 0.4%
eBay, Inc. (a)	34,700	1,495,570
Leisure Equipment & Products – 0.2%
Eastman Kodak Co.	39,800	998,980
Media – 1.2%
E.W. Scripps Co. Class A	7,200	348,048
Gannett Co., Inc.	5,000	309,000
Media General, Inc. Class A	14,700	703,395
News Corp.:
Class A	64,452	1,015,764
Class B	21,700	358,918
Univision Communications, Inc. Class A (a)	24,900	792,816
Walt Disney Co.	27,700	701,087
XM Satellite Radio Holdings, Inc. Class A (a)	11,500	301,070
		4,530,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Multiline Retail – 2.1%
Dollar General Corp.	66,500	$ 1,123,850
Dollar Tree Stores, Inc. (a)	19,067	472,671
Family Dollar Stores, Inc.	51,100	1,223,845
Federated Department Stores, Inc.	39,600	2,638,548
JCPenney Co., Inc.	24,600	1,372,680
Lojas Renner SA	10,400	441,953
Lotte Shopping Co. Ltd. GDR (a)(e)(f)	9,500	196,365
Nordstrom, Inc.	18,600	775,992
		8,245,904
Specialty Retail – 1.1%
Best Buy Co., Inc.	12,500	633,250
Circuit City Stores, Inc.	44,800	1,129,408
Edgars Consolidated Stores Ltd.	49,000	285,013
Gymboree Corp. (a)	24,100	593,824
Home Depot, Inc.	10,900	441,995
Office Depot, Inc. (a)	26,800	888,420
Truworths International Ltd.	98,100	413,589
		4,385,499
Textiles, Apparel & Luxury Goods – 0.4%
Liz Claiborne, Inc.	23,227	806,441
Polo Ralph Lauren Corp. Class A	5,100	288,864
Warnaco Group, Inc. (a)	14,000	347,480
		1,442,785

TOTAL CONSUMER DISCRETIONARY		32,124,561

CONSUMER STAPLES 5.8%
Beverages – 0.5%
InBev SA	21,600	1,017,731
SABMiller PLC	49,300	1,003,314
		2,021,045
Food & Staples Retailing – 1.7%
CVS Corp.	26,600	738,416
Kroger Co. (a)	56,500	1,039,600
Safeway, Inc.	126,844	2,973,223
Wal-Mart Stores, Inc.	38,700	1,784,457
		6,535,696

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food Products 0.9%
Corn Products International, Inc.	70,288	$ 1,916,754
Nestle SA (Reg.)	5,186	1,521,416
		3,438,170
Household Products – 0.5%
Colgate-Palmolive Co.	33,900	1,860,771
Personal Products 0.5%
Avon Products, Inc.	64,400	1,823,808
Tobacco 1.7%
Altria Group, Inc.	93,400	6,756,556

TOTAL CONSUMER STAPLES		22,436,046

ENERGY 13.8%
Energy Equipment & Services – 12.4%
Baker Hughes, Inc.	50,400	3,902,976
BJ Services Co.	184,700	7,478,503
Bronco Drilling Co., Inc.	300	9,489
Diamond Offshore Drilling, Inc.	22,200	1,884,114
ENSCO International, Inc.	32,900	1,681,848
GlobalSantaFe Corp.	30,700	1,874,235
Halliburton Co.	99,200	7,891,360
National Oilwell Varco, Inc. (a)	138,427	10,530,141
Pride International, Inc. (a)	68,448	2,416,899
Savanna Energy Services Corp. (a)	46,600	1,270,407
Smith International, Inc.	158,948	7,152,660
Transocean, Inc. (a)	22,700	1,842,105
		47,934,737
Oil, Gas & Consumable Fuels – 1.4%
Houston Exploration Co. (a)	15,400	956,186
Peabody Energy Corp.	18,200	1,811,082
Ultra Petroleum Corp. (a)	13,000	894,270
Valero Energy Corp.	29,400	1,835,442
		5,496,980

TOTAL ENERGY		53,431,717

FINANCIALS – 19.3%
Capital Markets 1.6%
Ameriprise Financial, Inc.	12,140	493,977
Merrill Lynch & Co., Inc.	50,310	3,776,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
State Street Corp.	13,600	$ 822,256
TD Ameritrade Holding Corp.	58,200	1,177,968
		6,270,973
Commercial Banks – 2.1%
Bank of America Corp.	98,200	4,343,386
Wachovia Corp.	38,900	2,132,887
Wells Fargo & Co.	27,600	1,721,136
		8,197,409
Consumer Finance – 0.9%
American Express Co.	68,900	3,613,805
Diversified Financial Services – 2.6%
CBOT Holdings, Inc. Class A	100	10,590
IntercontinentalExchange, Inc.	6,100	310,002
JPMorgan Chase & Co.	190,200	7,560,450
NETeller PLC (a)	142,900	1,991,751
		9,872,793
Insurance – 6.4%
ACE Ltd.	48,100	2,633,475
AFLAC, Inc.	22,400	1,051,680
American International Group, Inc.	92,200	6,035,412
Aspen Insurance Holdings Ltd.	38,967	903,255
Endurance Specialty Holdings Ltd.	60,706	1,999,049
Genworth Financial, Inc. Class A (non-vtg.)	12,900	422,604
Hartford Financial Services Group, Inc.	11,200	920,976
MetLife, Inc.	17,700	887,832
Montpelier Re Holdings Ltd.	41,300	797,090
Navigators Group, Inc. (a)	100	4,467
PartnerRe Ltd.	35,700	2,205,546
Platinum Underwriters Holdings Ltd.	33,798	1,035,909
The St. Paul Travelers Companies, Inc.	102,700	4,660,526
XL Capital Ltd. Class A	14,494	980,664
		24,538,485
Real Estate 4.2%
CapitalSource, Inc.	28,000	614,880
CBL & Associates Properties, Inc.	23,000	973,360
Developers Diversified Realty Corp.	16,900	832,494
Digital Realty Trust, Inc.	9,569	247,741
Duke Realty Corp.	21,800	790,904
Equity Lifestyle Properties, Inc.	102,274	4,704,604

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Equity Residential (SBI)	29,600	$ 1,255,336
General Growth Properties, Inc.	49,690	2,564,004
IVG Immobilien AG	40,400	1,166,080
Kimco Realty Corp.	28,000	982,520
Ramco-Gershenson Properties Trust (SBI)	11,400	321,252
United Dominion Realty Trust, Inc. (SBI)	63,000	1,600,830
		16,054,005
Thrifts & Mortgage Finance – 1.5%
Fannie Mae	44,400	2,572,536
Freddie Mac	33,200	2,252,952
Golden West Financial Corp., Delaware	12,800	903,936
		5,729,424

TOTAL FINANCIALS		74,276,894

HEALTH CARE – 11.6%
Biotechnology – 1.3%
Biogen Idec, Inc. (a)	42,500	1,901,875
Cephalon, Inc. (a)(d)	32,555	2,307,824
Seracare Life Sciences, Inc. (a)	80,100	700,074
		4,909,773
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	90,500	3,334,925
C.R. Bard, Inc.	7,900	501,018
Cooper Companies, Inc.	900	49,887
Fisher Scientific International, Inc. (a)	14,500	969,615
Syneron Medical Ltd. (a)	4,500	125,190
Thermo Electron Corp. (a)	16,300	548,332
Waters Corp. (a)	15,200	637,640
		6,166,607
Health Care Providers & Services – 5.6%
Acibadem Saglik Hizmetleri AS	49,000	514,426
Aetna, Inc.	11,000	1,064,800
American Retirement Corp. (a)	23,800	648,074
Cardinal Health, Inc.	25,800	1,858,632
Community Health Systems, Inc. (a)	17,600	640,464
Emdeon Corp. (a)	100,050	934,467
HCA, Inc.	18,500	907,980
Health Net, Inc. (a)	23,533	1,161,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Providers & Services – continued
Henry Schein, Inc. (a)	16,600	$ 774,224
Humana, Inc. (a)	31,388	1,750,509
McKesson Corp.	35,700	1,892,100
Medco Health Solutions, Inc. (a)	21,000	1,136,100
Omnicare, Inc.	20,400	1,013,880
Quest Diagnostics, Inc.	10,400	514,072
Sierra Health Services, Inc. (a)	30,600	1,212,372
Sunrise Senior Living, Inc. (a)	46,200	1,679,370
UnitedHealth Group, Inc.	49,200	2,923,464
VistaCare, Inc. Class A (a)	52,900	735,839
WebMD Health Corp. Class A (d)	10,400	415,376
		21,777,973
Pharmaceuticals – 3.1%
Allergan, Inc.	1,100	128,040
Merck & Co., Inc.	84,700	2,922,150
Novartis AG sponsored ADR	29,000	1,599,640
Pfizer, Inc.	195,100	5,010,168
Roche Holding AG (participation certificate)	6,045	955,283
Wyeth	28,100	1,299,625
		11,914,906

TOTAL HEALTH CARE		44,769,259

INDUSTRIALS – 8.6%
Aerospace & Defense – 1.8%
General Dynamics Corp.	15,400	1,791,944
Goodrich Corp.	10,500	413,385
Honeywell International, Inc.	42,000	1,613,640
L 3 Communications Holdings, Inc.	23,900	1,936,378
Precision Castparts Corp.	26,024	1,299,899
		7,055,246
Air Freight & Logistics – 0.2%
PhileoAllied BHD	541,300	643,700
Airlines – 1.0%
AirTran Holdings, Inc. (a)	117,800	1,995,532
AMR Corp. (a)	46,400	1,053,280
JetBlue Airways Corp. (a)	71,190	928,318
		3,977,130

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Building Products 0.4%
Jacuzzi Brands, Inc. (a)	79,000	$ 749,710
Masco Corp.	24,200	717,530
		1,467,240
Construction & Engineering – 1.3%
Fluor Corp.	55,752	4,903,388
Electrical Equipment – 0.0%
Energy Conversion Devices, Inc. (a)	1,400	70,504
Machinery – 1.8%
Actuant Corp. Class A	8,700	498,075
Briggs & Stratton Corp.	18,000	626,220
Bucyrus International, Inc. Class A	5,900	361,021
Deere & Co.	13,200	947,232
ITT Industries, Inc.	3,700	379,250
Joy Global, Inc.	21,871	1,181,909
Kaydon Corp.	16,500	551,760
Manitowoc Co., Inc.	19,800	1,316,700
SPX Corp.	10,400	496,184
Watts Water Technologies, Inc. Class A	20,512	690,844
		7,049,195
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	10,300	825,236
Laidlaw International, Inc.	56,096	1,525,811
		2,351,047
Trading Companies & Distributors – 1.5%
MSC Industrial Direct Co., Inc. Class A	37,600	1,689,368
UAP Holding Corp.	92,414	1,955,480
WESCO International, Inc. (a)	40,400	1,936,372
		5,581,220

TOTAL INDUSTRIALS		33,098,670

INFORMATION TECHNOLOGY – 21.5%
Communications Equipment – 1.5%
Alcatel SA sponsored ADR (a)(d)	132,900	1,780,860
Andrew Corp. (a)	141,220	1,831,623
Avaya, Inc. (a)	56,210	593,016
Comverse Technology, Inc. (a)	11,200	306,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Dycom Industries, Inc. (a)	22,514	$ 555,195
Powerwave Technologies, Inc. (a)	55,600	812,316
		5,879,778
Computers & Peripherals – 2.9%
Avid Technology, Inc. (a)	5,000	248,350
EMC Corp. (a)	81,200	1,088,080
Hewlett-Packard Co.	19,200	598,656
Komag, Inc. (a)	25,800	1,214,148
NCR Corp. (a)	50,500	1,876,075
Network Appliance, Inc. (a)	12,300	383,760
Seagate Technology	151,100	3,940,688
Western Digital Corp. (a)	80,500	1,759,730
		11,109,487
Electronic Equipment & Instruments – 5.9%
Agilent Technologies, Inc. (a)	30,100	1,020,691
Amphenol Corp. Class A	59,984	3,048,987
Applied Films Corp. (a)	85,500	1,921,185
Arrow Electronics, Inc. (a)	51,156	1,757,720
Avnet, Inc. (a)	67,927	1,660,815
Flextronics International Ltd. (a)	160,000	1,673,600
Hon Hai Precision Industry Co. Ltd. (Foxconn)	250,974	1,734,476
Ingram Micro, Inc. Class A (a)	44,400	859,140
Mettler-Toledo International, Inc. (a)	13,300	769,937
Molex, Inc.	32,300	977,075
Solectron Corp. (a)	167,500	639,850
Symbol Technologies, Inc.	140,098	1,730,210
Tech Data Corp. (a)	21,440	883,971
Trimble Navigation Ltd. (a)	28,300	1,132,566
Vishay Intertechnology, Inc. (a)	119,300	1,888,519
Xyratex Ltd. (a)	43,600	984,052
		22,682,794
Internet Software & Services – 0.5%
Google, Inc. Class A (sub. vtg.) (a)	1,700	736,525
Yahoo!, Inc. (a)	37,700	1,294,618
		2,031,143
IT Services – 1.5%
Accenture Ltd. Class A	13,000	409,890
Affiliated Computer Services, Inc. Class A (a)	15,300	957,780
Alliance Data Systems Corp. (a)	16,500	697,125

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Ceridian Corp. (a)	82,000	$ 2,023,760
First Data Corp.	36,000	1,623,600
		5,712,155
Office Electronics – 0.7%
Xerox Corp. (a)	110,400	1,579,824
Zebra Technologies Corp. Class A (a)	22,100	995,163
		2,574,987
Semiconductors & Semiconductor Equipment – 7.1%
Analog Devices, Inc.	47,400	1,885,098
Applied Materials, Inc.	52,600	1,002,030
ASM International NV (Nasdaq) (a)	53,246	958,428
ASML Holding NV (NY Shares) (a)	118,459	2,675,989
BE Semiconductor Industries NV (NY Shares) (a)	251,700	1,334,010
Broadcom Corp. Class A (a)	19,100	1,302,620
DSP Group, Inc. (a)	67,600	1,984,060
EMCORE Corp. (a)	117,600	960,792
Entegris, Inc. (a)	93,200	978,600
Fairchild Semiconductor International, Inc. (a)	96,200	1,919,190
Linear Technology Corp.	27,000	1,004,670
Maxim Integrated Products, Inc.	22,000	902,880
Micron Technology, Inc. (a)	77,400	1,136,232
National Semiconductor Corp.	65,930	1,859,885
PMC-Sierra, Inc. (a)	1,800	17,028
Saifun Semiconductors Ltd.	9,600	326,400
Samsung Electronics Co. Ltd.	3,486	2,687,490
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	171,300	1,850,040
Teradyne, Inc. (a)	85,273	1,485,456
Veeco Instruments, Inc. (a)	50,600	1,100,550
		27,371,448
Software 1.4%
BEA Systems, Inc. (a)	103,200	1,070,184
Hyperion Solutions Corp. (a)	1,650	56,777
Microsoft Corp.	69,280	1,950,232
NAVTEQ Corp. (a)	24,300	1,091,313
Oracle Corp. (a)	55,600	698,892
Symantec Corp. (a)	42,800	786,664
		5,654,062

TOTAL INFORMATION TECHNOLOGY		83,015,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS 5.0%
Chemicals – 2.2%
Albemarle Corp.	24,312	$ 1,064,136
Arch Chemicals, Inc.	29,100	902,100
Ashland, Inc.	16,800	1,107,456
Chemtura Corp.	158,547	1,992,936
Cytec Industries, Inc.	13,400	664,640
Koppers Holdings, Inc.	11,900	166,600
Monsanto Co.	22,200	1,878,342
Spartech Corp.	23,600	567,108
		8,343,318
Containers & Packaging – 0.8%
Ball Corp.	22,200	899,100
Owens Illinois, Inc. (a)	69,564	1,529,712
Pactiv Corp. (a)	39,900	887,376
		3,316,188
Metals & Mining – 2.0%
Alcan, Inc.	24,400	1,188,990
Alcoa, Inc.	37,200	1,171,800
Placer Dome, Inc.	62,200	1,556,980
Teck Cominco Ltd. Class B (sub. vtg.)	18,200	1,174,023
Titanium Metals Corp. (a)(d)	33,101	2,505,415
		7,597,208

TOTAL MATERIALS		19,256,714

TELECOMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	95,020	2,465,769
BellSouth Corp.	27,040	777,941
Citizens Communications Co.	21,000	257,670
Verizon Communications, Inc.	70,700	2,238,362
		5,739,742
Wireless Telecommunication Services – 2.3%
American Tower Corp. Class A (a)	127,502	3,944,912
Bharti Televentures Ltd. (a)	39,600	338,230
Crown Castle International Corp. (a)	124,410	3,935,088
NII Holdings, Inc. (a)	11,700	578,682
		8,796,912

TOTAL TELECOMMUNICATION SERVICES		14,536,654

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – 2.0%
Electric Utilities – 0.9%
Exelon Corp.	53,200	$ 3,054,744
ITC Holdings Corp.	300	8,160
PPL Corp.	15,600	470,028
		3,532,932
Independent Power Producers & Energy Traders – 0.4%
AES Corp. (a)	93,600	1,594,944
Multi-Utilities – 0.7%
CMS Energy Corp. (a)	46,935	679,149
PG&E Corp.	18,100	675,311
Public Service Enterprise Group, Inc.	17,900	1,246,244
		2,600,704

TOTAL UTILITIES		7,728,580

TOTAL COMMON STOCKS
(Cost $335,817,506)		384,674,949

Money Market Funds 2.2%

Fidelity Cash Central Fund, 4.46% (b)	6,827,795	6,827,795
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	1,567,250	1,567,250
TOTAL MONEY MARKET FUNDS
(Cost $8,395,045)		8,395,045

TOTAL INVESTMENT PORTFOLIO 101.9%
(Cost $344,212,551)		393,069,994

NET OTHER ASSETS – (1.9)%		(7,477,239)

NET ASSETS 100%		$ 385,592,755

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $196,365 or
0.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$97,569
Fidelity Securities Lending Cash Central Fund	1,649
Total	$99,218

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.0%
Bermuda	2.9%
Cayman Islands	1.7%
Canada	1.5%
Netherlands	1.2%
Switzerland	1.1%
Others (individually less than 1%) .	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $1,534,340) See accompanying
schedule:
Unaffiliated issuers (cost $335,817,506)	$384,674,949
Affiliated Central Funds (cost $8,395,045)	8,395,045
Total Investments (cost $344,212,551)		$393,069,994
Cash		2,042
Foreign currency held at value (cost $5,028)		5,013
Receivable for investments sold		559,710
Receivable for fund shares sold		4,951,209
Dividends receivable		200,989
Interest receivable		30,067
Prepaid expenses		689
Other receivables		47,672
Total assets		398,867,385

Liabilities
Payable for investments purchased
Regular delivery	$10,723,801
Delayed delivery	196,365
Payable for fund shares redeemed	451,024
Accrued management fee	178,704
Other affiliated payables	68,820
Other payables and accrued expenses	88,666
Collateral on securities loaned, at value	1,567,250
Total liabilities		13,274,630

Net Assets		$385,592,755
Net Assets consist of:
Paid in capital		$328,911,163
Undistributed net investment income		227,937
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		7,606,295
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		48,847,360
Net Assets, for 23,067,254 shares outstanding		$385,592,755
Net Asset Value, offering price and redemption price per
share ($385,592,755 ÷ 23,067,254 shares)		$16.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$1,531,012
Interest		1,620
Income from affiliated Central Funds		99,218
Total income		1,631,850

Expenses
Management fee
Basic fee	$688,707
Performance adjustment	63,135
Transfer agent fees	303,134
Accounting and security lending fees	45,409
Independent trustees’ compensation	448
Custodian fees and expenses	13,656
Registration fees	43,961
Audit	23,011
Legal	1,498
Miscellaneous	1,722
Total expenses before reductions	1,184,681
Expense reductions	(71,485)	1,113,196

Net investment income (loss)		518,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,403,916
Foreign currency transactions	(2,242)
Total net realized gain (loss)		10,401,674
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $8,473)	26,412,968
Assets and liabilities in foreign currencies	5,262
Total change in net unrealized appreciation
(depreciation)		26,418,230
Net gain (loss)		36,819,904
Net increase (decrease) in net assets resulting from
operations		$37,338,558

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$518,654	$286,473
Net realized gain (loss)	10,401,674	5,406,312
Change in net unrealized appreciation (depreciation) .	26,418,230	16,902,244
Net increase (decrease) in net assets resulting
from operations	37,338,558	22,595,029
Distributions to shareholders from net investment income .	(466,321)	(109,509)
Distributions to shareholders from net realized gain	(7,156,721)	(2,561,888)
Total distributions	(7,623,042)	(2,671,397)
Share transactions
Proceeds from sales of shares	213,828,130	112,539,531
Reinvestment of distributions	7,164,847	2,524,169
Cost of shares redeemed	(30,993,670)	(28,089,975)
Net increase (decrease) in net assets resulting from
share transactions	189,999,307	86,973,725
Total increase (decrease) in net assets	219,714,823	106,897,357

Net Assets
Beginning of period	165,877,932	58,980,575
End of period (including undistributed net investment
income of $227,937 and undistributed net invest-
ment income of $183,067, respectively)	$385,592,755	$165,877,932

Other Information
Shares
Sold	13,730,009	8,087,785
Issued in reinvestment of distributions	467,900	206,576
Redeemed	(2,012,700)	(2,079,728)
Net increase (decrease)	12,185,209	6,214,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 15.24	$ 12.64	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	03	.04	(.03)	(.01)
Net realized and unrealized gain
(loss)	2.02	3.12	1.87	1.10
Total from investment operations	2.05	3.16	1.84	1.09
Distributions from net investment income	(.03)	(.02)	—	—
Distributions from net realized gain	(.54)	(.54)	(.29)	—
Total distributions	(.57)	(.56)	(.29)	—
Net asset value, end of period	$ 16.72	$ 15.24	$ 12.64	$ 11.09
Total ReturnB,C	13.83%	26.12%	16.81%	10.90%
Ratios to Average Net AssetsE
Expenses before reductions	99%A	.96%	1.13%	1.63%A
Expenses net of fee waivers, if any	99%A	.96%	1.13%	1.50%A
Expenses net of all reductions	93%A	.91%	1.08%	1.44%A
Net investment income (loss)	43%A	.30%	(.21)%	(.14)%A
Supplemental Data
Net assets, end of period (000 omitted)	$385,593	$165,878	$58,981	$34,974
Portfolio turnover rate	140%A	113%	164%	158%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F For the period December 10, 2002 (commencement of operations) to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Discovery Fund (the fund) is a non diversified fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

22

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$52,714,127
Unrealized depreciation	(4,827,061)
Net unrealized appreciation (depreciation)	$47,887,066
Cost for federal income tax purposes	$345,182,928

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

24

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $354,448,880 and $170,342,729, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the fund’s average net assets.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,007 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

26

6. Security Lending continued

disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,649.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $70,810 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $78 and $597, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

28

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research
(Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FVD-USAN-0306 1.789740.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust: Fidelity Value Discovery Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust: Fidelity Value Discovery Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006